Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
7.	EARNINGS PER SHARE

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June, 30
	2012	2011	2010	2010
BASIC EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	654.3	881.5	12.6	391.0
Shares outstanding - beginning of year	723,735,186	720,796,887	705,903,511	704,749,849
Weighted average number of shares issued	3,724,271	1,579,341	5,108,162	614,351

Weighted average number of shares issued at the end of the year	727,459,457	722,376,228	711,011,673	705,364,200

Basic earnings per share	0.90	1.22	0.02	0.55

DILUTED EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	654.3	881.5	12.6	391.0
Weighted average number of shares issued at the end of the year	727,459,457	722,376,228	711,011,673	705,364,200
Effect of dilutive securities	3,264,493	8,411,270	8,677,377	9,185,642

	730,723,950	730,787,498	719,689,050	714,549,842

Diluted earnings per share	0.90	1.21	0.02	0.55